Inventories (Details Textual) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories Explanatory [Abstract]
Raw materials and consumables used	$ 40,115,184	$ 37,567,550	$ 34,018,493